02.28 Fidelity Index Funds Investor, Premium Combo PRO-05 | Fidelity® International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-05 - Fidelity® International Index Fund		Fidelity International Index Fund-Investor Class	Fidelity International Index Fund-Premium Class
Management fee	[1]	0.045%	0.045%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.115%	0.015%
Total annual operating expenses		0.16%	0.06%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® International Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-05 - Fidelity® International Index Fund - USD ($)	Fidelity International Index Fund-Investor Class	Fidelity International Index Fund-Premium Class
1 year	$ 16	$ 6
3 years	52	19
5 years	90	34
10 years	$ 205	$ 77